RELATED PARTY TRANSACTIONS - Related Party balances (Details) - Related Party - IT Professional Education - Divestiture ¥ in Thousands	Dec. 24, 2023 CNY (¥)
Tarena Technologies Inc.
Related party balances
Disposal group Consideration	¥ 1
Tarena Hangzhou
Related party balances
Disposal group Consideration	¥ 1